18. INVESTMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
INVESTMENTS

18.  INVESTMENTS

	Control	2019	2018
Hidrelétrica Cachoeirão	Jointly-controlled	54	49
Guanhães Energia (1)	Jointly-controlled	131	–
Hidrelétrica Pipoca	Jointly-controlled	31	31
Retiro Baixo	Jointly-controlled	180	171
Aliança Norte (Belo Monte plant)	Jointly-controlled	671	664
Madeira Energia (Santo Antônio plant)	Affiliated	167	270
FIP Melbourne (Santo Antônio plant)	Affiliated	385	470
Lightger (1)	Jointly-controlled	128	–
Baguari Energia	Jointly-controlled	157	162
Aliança Geração	Jointly-controlled	1,192	1,217
Amazônia Energia (Belo Monte plant)	Jointly-controlled	1,028	1,013
Taesa	Jointly-controlled	1,213	1,143
Ativas Data Center	Affiliated	16	16
UFV Janaúba Geração de Energia Elétrica Distribuída	Affiliated	10	9
Companhia de Transmissão Centroeste de Minas	Jointly-controlled	24	20
Axxiom Soluções Tecnológicas (1)	Jointly-controlled	13	–
Total of investments		5,400	5,235
Itaocara – equity deficit (2)	Jointly-controlled	(22)	–
Total		5,378	5,235

(1)	With the cessation of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliate or jointly-controlled entities, and measured by the equity method, in accordance with IFRS 10. For more details please see Notes 1 and 34.
(2)	On December 31, 2019, the investee has negative net equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses to the extent of its obligations , in the amount of R$22, resulting from contractual obligations assumed with the jointly-controlled entity and the other shareholders.

The Company’s investees that are not consolidated are jointly-controlled entities, with the exception of the interests in the affiliates ‘Santo Antônio’ power plant, UFV Janaúba Geração de Energia Elétrica Distribuída and Ativas Data Center. As per Note 1, on July 17, 2019 the Company ceased to control Light, which has been classified as an investment held for sale, in Current assets, as per Note 34.

a) Right to exploitation of the regulated activity

In the process of allocating the purchase price for of the acquisition of the jointly-controlled subsidiaries and affiliates, a valuation was made for the intangible assets relating to the right to operate the infrastructure. These assets are presented together with the acquisition cost of the investments in the previous table. These assets will be amortized over the remaining period of the concessions on a straight-line basis.

Changes in these assets are as follows:

Investees	2016	Amortization	Written off	2017	Additions	Amortization	Written off	2018	Amortization	2019
Taesa	288	(13)	(86)	189	–	(9)	–	180	(9)	171
Retiro Baixo	29	(1)	–	28	6	(2)	–	32	(1)	31
Central Eólica Praias de Parajuru (1)	19	(1)	(1)	17	–	(2)	(15)	–	–	–
Central Eólica Volta do Rio (1)	14	(1)	(2)	11	–	(1)	(10)	–	–	–
Central Eólica Praias de Morgado (1)	27	(2)	(1)	24	–	(2)	(22)	–	–	–
Madeira Energia (Santo Antônio plant)	157	(6)	–	151	–	(6)	(127)	18	(1)	17
Lightger	–	–	–	–	84	–	–	84	(3)	81
Light	209	(23)	–	186	–	(20)	(166)	–	–	–
Aliança Geração	428	(25)	–	403	–	(25)	–	378	(25)	353
Aliança Norte (Belo Monte plant)	57	(2)	–	55	–	(2)	–	53	(2)	51
Lepsa	49	(6)	(43)	–	–	–	–	–	–	–
RME	48	(4)	–	44	20	(5)	(59)	–	–	–
Total	1,325	(84)	(133)	1,108	110	(74)	(399)	745	(41)	704

(1)	As from 2018 the investees Central Eólica Praias de Parajuru and Central Eólica Volta do Rio are being consolidated.

b) This table shows the changes in investments in subsidiaries, jointly-controlled entities and affiliates:

Investee	2018	Gain (loss) by equity method (Income statement)	Remeasurement of equity interest held in subsidiaries after loss of control	Dividends	Additions / acquisitions	Others	2019
Companhia de Transmissão Centroeste de Minas	20	4	–	–	–	–	24
Axxiom Soluções Tecnológicas	–	–	4	–	9	–	13
Lightger	–	–	128	–	–	–	128
Guanhães Energia	–	–	131	–	–	–	131
Usina Hidrelétrica Itaocara S.A.	–	(50)	5	–	23	22	–
Hidrelétrica Pipoca	31	4	–	(4)	–	–	31
Madeira Energia (Santo Antônio plant)	270	(103)	–	–	–	–	167
FIP Melbourne (Santo Antônio plant)	470	(85)	–	–	–	–	385
Hidrelétrica Cachoeirão	49	11	–	(6)	–	–	54
Baguari Energia	162	22	–	(27)	–	–	157
Amazônia Energia (Belo Monte plant)	1,013	15	–	–	–	–	1,028
Aliança Norte (Belo Monte plant)	664	6	–	–	1	–	671
Ativas Data Center	16	–	–	–	–	–	16
Taesa	1,143	210	–	(141)	–	1	1,213
Aliança Geração	1,217	78	–	(103)	–	–	1,192
Retiro Baixo	171	12	–	(3)	–	–	180
UFV Janaúba Geração de Energia Elétrica Distribuída	9	1	–	–	–	–	10
Total of investments	5,235	125	268	(284)	33	23	5,400
Itaocara – equity deficit	–	–	–	–	–	(22)	(22)
Total	5,235	125	268	(284)	33	1	5,378

Investee	2017	Gain (loss) by equity method (Income statement)	Remeasurement of previously held equity interest in subsidiaries acquired (step–acquisition)	Dividends	Additions / acquisitions	Disposals	Reclassification to held for sale	Others	2018
Companhia de Transmissão Centroeste de Minas	21	5	–	(6)	–	–	–	–	20
Light (1)	1,534	19	(231)	(8)	–	–	(1,255)	(59)	–
RME (1)	383	3	(52)	(1)	104	–	(326)	(111)	–
Axxiom Soluções Tecnológicas (1)	12	(7)	–	–	–	–	(4)	(1)	–
Lightger (1)	41	3	84	(2)	–	–	(126)	–	–
Guanhães Energia (1)	25	30	–	–	57	–	(112)	–	–
Usina Hidrelétrica Itaocara S.A. (1)	4	(4)	–	–	5	–	(5)	–	–
Hidrelétrica Pipoca	26	7	–	(2)	–	–	–	–	31
Madeira Energia (Santo Antônio plant) (2) (4)	535	(163)	–	–	25	–	–	(127)	270
FIP Melbourne (Santo Antônio plant) (4)	582	(139)	–	–	27	–	–	–	470
Hidrelétrica Cachoeirão	58	10	–	(19)	–	–	–	–	49
Baguari Energia	148	28	–	(15)	–	–	–	1	162
Central Eólica Praias de Parajuru (3)	60	(6)	21	–	74	(3)	–	(146)	–
Central Eólica Volta do Rio (3)	68	(16)	59	–	92	(22)	–	(181)	–
Central Eólica Praias de Morgado (3)	51	(15)	–	–	–	(12)	–	(24)	–
Amazônia Energia (Belo Monte plant)	867	80	–	–	69	–	–	(3)	1,013
Aliança Norte (Belo Monte plant)	577	44	–	–	43	–	–	–	664
Ativas Data Center	17	(1)	–	–	–	–	–	–	16
Taesa (1)	1,101	225	–	(208)	–	–	–	25	1,143
Renova	282	(282)	–	–	–	–	–	–	–
Aliança Geração	1,242	65	–	(90)	–	–	–	–	1,217
Retiro Baixo	158	10	–	(3)	6	–	–	–	171
UFV Janaúba Geração de Energia Elétrica Distribuída	–	–	–	–	9	–	–	–	9
Total of investments	7,792	(104)	(119)	(354)	511	(37)	(1,828)	(626)	5,235

(1)	Others arises from first adoption of the new accounting standards on January 1, 2018, recognized by the investees directly in equity without inclusion in the Income statement. The column Reclassification to held for sale includes the effect of the reclassification of the investment in Light, Axxion, Lightger, Guanhães and Itaocara to Non-current assets held for sale, in accordance with IFRS 5.
(2)	Due to the result of analysis of impairment indication, due to the recurring losses incurred by Madeira, a provision was recognized for loss of part of the residual added value of the investment in Madeira, to limit its balance to the minimum value of the excess of future economic benefits arising from use of the net fixed asset on December, 31, 2018, using the nominal WACC of 9.59% as the discount rate. The provision is presented in the statement of income for the year ended December 31, 2018 as Impairment loss on Investments.
(3)	Arising from the business combination between the Company and Energimp. The rights to exploitation of the regulated activity are classified in the consolidated statement of financial position under Intangible.
(4)	In October 2018 the Company subscribed capital increases in Mesa and FIP Melbourne, of R$25 and R$26, respectively. These funds were entirely applied in capital contributions to Santo Antônio Energia S.A. (‘Saesa’ or ‘Santo Antônio Hydroelectric Plant’).

	2016	Gain (loss) by equity method (Income statement)	Gain (loss) by equity method (Other comprehensive income)	Dividends	Additions / acquisitions	Disposals	Others	2017
Companhia Transleste de Transmissão	22	5	–	(7)	–	(20)	–	–
Companhia Transudeste de Transmissão	21	3	–	(12)	–	(12)	–	–
Companhia Transirapé de Transmissão	24	4	–	(6)	–	(22)	–	–
Companhia de Transmissão Centroeste de Minas	21	5	–	(5)	–	–	–	21
Light (1)	1,070	35	(3)	–	–	–	432	1,534
Axxiom Soluções Tecnológicas	19	(7)	–	–	–	–	–	12
Lepsa (1)	344	–	(2)	–	–	–	(342)	–
RME	339	7	(2)	–	38	–	1	383
Hidrelétrica Cachoeirão	50	10	–	(3)	–	–	1	58
Guanhães Energia (2)	–	(13)	–	–	97	–	(59)	25
Hidrelétrica Pipoca	32	2	–	(8)	–	–	–	26
Madeira Energia (Santo Antônio plant)	644	(109)	–	–	–	–	–	535
FIP Melbourne (Santo Antônio plant)	677	(95)	–	–	–	–	–	582
Lightger	42	2	–	(3)	–	–	–	41
Baguari Energia	162	17	–	(30)	–	–	(1)	148
Central Eólica Praias de Parajuru	63	(1)	–	–	–	–	(2)	60
Central Eólica Volta do Rio	81	(12)	–	–	–	–	(1)	68
Central Eólica Praias de Morgado	60	(8)	–	–	–	–	(1)	51
Amazônia Energia (Belo Monte plant)	781	1	–	–	85	–	–	867
Ativas Data Center	18	(2)	–	–	–	–	1	17
Taesa (3)	1,583	216	–	(183)	–	(515)	–	1,101
Renova	689	(390)	(34)	–	18	–	(1)	282
Usina Hidrelétrica Itaocara S.A.	3	(2)	–	–	3	–	–	4
Aliança Geração	1,319	72	–	(149)	–	–	–	1,242
Aliança Norte (Belo Monte plant)	527	(2)	–	–	51	–	1	577
Retiro Baixo	162	10	–	(14)	–	–	–	158
Total of investments	8,753	(252)	(41)	(420)	292	(569)	29	7,792
Guanhães Energia – equity deficit (2)	(59)	–	–	–	–	–	59	–
Total	8,694	(252)	(41)	(420)	292	(569)	88	7,792

(1)	On November 30, 2017 the Company acquired all Lepsa’s shares, and therefore as from that date on it consolidates that company in its financial statements. Lepsa’s sole asset is its holdings in the share capital of Light. Hence, the Company no longer presents the investment that it previously held at Lepsa in its consolidated statement, presenting only the interest in Light.
(2)	Equity deficit reversed through injection of capital.
(3)	On November 2017 the Company sold part of its equity interest in the jointly-controlled entity Taesa. The Company sold 34 million Units of Taesa at the price of R$ 21.10 per Unit. With the sale, the Company’s holding in the share capital of Taesa was reduced from 31.54% to 21.68%. The shares that were sold are not part of the controlling shareholding block of Taesa, and as a result Cemig continues to be in the controlling block of Taesa.

Changes in dividends receivable are as follows:

	2019	2018
Opening balances	119	77
Dividends proposed by investees	285	354
Dividends proposed by investee classified as held for sale	73
Withholding income tax on Interest on equity	(8)	(7)
Amounts received	(283)	(304)
Ending balances	186	120

c) Main information on the subsidiaries, jointly-controlled entities and affiliates, not adjusted for the percentage represented by the Company’s ownership interest:

		2019			2018			2017
Investee	Number of shares	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity
Cemig Geração e Transmissão	2,896,785,358	100.00	2,600	5,136	100.00	2,600	4,980	100.00	1,838	4,794
Madeira Energia (Santo Antônio plant)	12,034,025,147	15.51	10,620	3,705	15.51	10,620	4,657	18.13	9,547	5,327
Hidrelétrica Cachoeirão	35,000,000	49.00	35	110	49.00	35	100	49.00	35	118
Guanhães Energia	548,626,000	49.00	549	268	49.00	396	228	49.00	331	51
Hidrelétrica Pipoca	41,360,000	49.00	41	63	49.00	41	63	49.00	41	53
Baguari Energia (1)	26,157,300,278	69.39	187	227	69.39	187	234	69.39	187	214
Central Eólica Praias de Parajuru	71,834,843	100.00	72	89	100.00	72	80	49.00	71	89
Central Eólica Volta do Rio	138,867,440	100.00	139	58	100.00	139	84	49.00	117	116
Central Eólica Praias de Morgado	–	–	–	–	–	–	–	49.00	53	54
Lightger	79,078,937	49.00	79	95	49.00	79	86	49.00	79	83
Aliança Norte (Belo Monte plant)	41,893,675,837	49.00	1,208	1,266	49.00	1,206	1,247	49.00	1,119	1,066
Amazônia Energia (Belo Monte plant) (1)	1,322,597,723	74.50	1,323	1,380	74.50	1,322	1,359	74.50	1,230	1,163
Aliança Geração	1,291,582	45.00	1,291	1,858	45.00	1,291	1,858	45.00	1,291	1,858
Retiro Baixo	225,350,000	49.90	225	300	49.90	223	278	49.90	223	258
Renova (1) (2)	41,719,724	36.23	2,961	(1,091)	36.23	2,919	(76)	36.23	2,919	780
Usina Hidrelétrica Itaocara S.A. (6)	69,282,514	49.00	69	(45)	49.00	22	10	49.00	11	8
Cemig Ger.Três Marias S.A.	1,291,423,369	100.00	1,291	1,408	100.00	1,291	1,396	100.00	1,291	1,392
Cemig Ger.Salto Grande S.A	405,267,607	100.00	405	446	100.00	405	440	100.00	405	440
Cemig Ger. Itutinga S.A.	151,309,332	100.00	151	184	100.00	151	179	100.00	151	171
Cemig Geração Camargos S.A.	113,499,102	100.00	113	136	100.00	113	132	100.00	113	130
Cemig Geração Sul S.A.	148,146,505	100.00	148	179	100.00	148	176	100.00	148	168
Cemig Geração Leste S.A.	100,568,929	100.00	101	127	100.00	101	121	100.00	101	116
Cemig Geração Oeste S.A.	60,595,484	100.00	61	73	100.00	61	70	100.00	61	69
Rosal Energia S.A.	46,944,467	100.00	47	128	100.00	47	125	100.00	47	107
Sá Carvalho S.A.	361,200,000	100.00	37	124	100.00	37	94	100.00	37	103
Horizontes Energia S.A.	39,257,563	100.00	39	57	100.00	39	55	100.00	39	53
Cemig PCH S.A.	45,952,000	100.00	46	98	100.00	46	93	100.00	36	97
Cemig Geração Poço Fundo S.A. (3)	1,402,000	100.00	1	4	100.00	17	18	100.00	17	18
Empresa de Serviços de Comercialização de Energia Elétrica S.A.	486,000	100.00	–	28	100.00	–	27	100.00	–	18
Cemig Comercializadora de Energia Incentivada S.A.	1,000,000	100.00	1	3	100.00	1	3	100.00	1	2
Cemig Trading S.A.	1,000,000	100.00	1	31	100.00	1	28	100.00	1	29
Cemig Distribuição (4)	2,359,113,452	100.00	5,372	4,708	100.00	2,772	4,642	100.00	2,772	3,737
Light	303,934,060	22.58	4,051	5,983	26.06	2,226	3,389	26.06	2,226	3,462
TAESA	1,033,496,721	21.68	3,042	4,927	21.68	3,042	4,572	21.68	3,042	4,347
Cemig Telecom	–	–	–	–	–	–	–	100.00	292	247
Ativas Data Center	456,540,718	19.60	182	82	19.60	182	84	–	–	–
Gasmig	409,255,483	99.57	665	988	99.57	665	1,001	99.57	665	1,224
Cemig Geração Distribuída	174,281	100.00	–	11	100.00	0	3	100.00	0	5
LEPSA (5)	–	–	–	–	100.00	406	447	100.00	406	456
RME (5)	–	–	–	–	100.00	403	423	75.00	403	453
Efficientia	15,121,845	100.00	15	17	100.00	15	18	100.00	6	7
Companhia de Transmissão Centroeste de Minas	28,000,000	51.00	28	47	51.00	28	39	51.00	28	40
Axxiom Soluções Tecnológicas	58,365,000	49.00	58	27	49.00	47	17	49.00	47	24

(1)	Jointly-control under a Shareholders’ Agreement.
(2)	In view of Renova’s negative net equity, the Company reduced to zero the carrying value of its equity interests in this investee, at December 31, 2018.
(3)	The Extraordinary General Meeting of Shareholders held on August 29, 2019 approved changes to the bylaws of the subsidiary, changing its name and its corporate objects. With the alteration, the name of Usina Termelétrica Barreiro S.A. was changed to Cemig Geração Poço Fundo S.A.
(4)	An Extraordinary General Shareholders’ Meeting held on August 7, 2019 approved increase in the share capital of Cemig D by R$2,600, through subscription of funds from Advances for Future Capital Increase (AFACs), paid in by the Company, without issuance of new shares.
(5)	These investees were merged on April 24, 2019.
(6)	On December 31, 2019, the investee has equity deficit. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses to the extent of its obligations , in the amount of R$22, resulting from contractual obligations assumed with the jointly-controlled entity and the other shareholders.

The Company has indirect equity interests in the following investees:

	2019		2018
	Direct interest %	Indirect interest %	Direct interest %	Indirect interest %
Amazônia	74.50%	5.76%	74.50%	12.46%
Renova (1)	36.23%	–	36.23%	8.39%
LightGer	49.00%	11.52%	49.00%	24.92%
Guanhães	49.00%	11.52%	49.00%	24.92%
Axxion	49.00%	11.52%	49.00%	24.92%
UHE Itaocara	49.00%	11.52%	49.00%	24.92%
Light	22.58%	–	26.06%	22.80%

(1)	On October 15, 2019, Light sold the totality of its shares in the jointly-controlled entity Renova to CG I Fundo de Investimento em Participações. Further details as follows.

The main balances for the affiliated and jointly-controlled entities, at December 31, 2019, 2018 and 2017, are as follows:

2019	Centroeste	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	29	33	3,568	34	35	11	68	1
Cash and cash equivalents	27	8	83	7	30	2	56	1
Non-current	35	107	7,662	26	82	89	343	1,266
Total assets	64	140	11,230	60	117	100	411	1,267
Liabilities
Current	6	24	996	28	7	11	34	1
Loans and financings – Current	3	13	10	8	–	7	14	–
Non-current	11	34	5,307	5	–	26	77	–
Loans and financings – Non-Current	8	31	4,159	–	–	26	68	–
Equity	47	82	4,927	27	110	63	300	1,266
Total liabilities	64	140	11,230	60	117	100	411	1,267
Statement of income
Net sales revenue	17	83	1,795	53	38	30	70	–
Cost of sales	(5)	(75)	(574)	(54)	(17)	(15)	(30)	–
Depreciation and amortization	(1)	(18)	(5)	(2)	(3)	(3)	(9)	–
Gross profit (loss)	12	8	1,221	(1)	21	15	40	–
General and administrative expenses	(2)	(7)	(122)	(11)	–	–	(4)	(2)
Finance income	2	–	97	–	1	–	3	–
Finance expenses	(2)	(3)	(356)	(2)	–	(3)	(8)	–
Operational profit (loss)	10	(2)	840	(14)	22	12	31	(2)
Share of (loss) profit, net, of subsidiaries and joint ventures	–	–	306	–	–	–	–	19
Income tax and social contribution tax	(1)	–	(144)	5	(2)	(1)	(3)	–
Net income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17
Comprehensive income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17

2019	Amazônia Energia	Madeira Energia	Baguari Energia	Renova	Lightger	Guanhães Energia	Aliança Geração
Assets
Current	–	750	60	21	87	11	935
Cash and cash equivalents	–	78	9	5	69	5	435
Non-current	1,380	21,680	187	2,309	124	419	2,409
Total assets	1,380	22,430	247	2,330	211	430	3,344
Liabilities
Current	1	1,177	16	2,928	53	27	610
Loans and financings – Current	–	73	–	1,507	9	12	161
Non-current	–	17,548	4	493	63	136	876
Loans and financings – Non-Current	–	10,925	–	55	63	127	276
Equity	1,379	3,705	227	(1,091)	95	267	1,858
Total liabilities	1,380	22,430	247	2,330	211	430	3,344
Statement of income
Net sales revenue	–	3,198	68	98	50	51	1,103
Cost of sales	–	(2,508)	(23)	(66)	(27)	(38)	(681)
Depreciation and amortization	–	(869)	(9)	(9)	(11)	(14)	(151)
Gross profit (loss)	–	690	45	32	23	13	422
General and administrative expenses	–	(99)	–	(660)	(2)	(5)	(31)
Finance income	–	131	4	3	4	1	39
Finance expenses	–	(1,683)	(1)	(448)	(7)	(9)	(90)
Operational profit (loss)	–	(961)	48	(1,073)	18	–	340
Share of (loss) profit, net, of subsidiaries and joint ventures	20		–	66	–	–
Income tax and social contribution tax	–	10	(16)	(7)	(3)	(2)	(111)
Net income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229
Comprehensive income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229

2018	Centroeste	Ativas Data Center	Taesa	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	19	17	1,927	23	12	47	–
Cash and cash equivalents	–	1	21	18	4	36	–
Non-current	36	106	6,689	85	95	354	1,247
Total assets	55	123	8,616	108	107	401	1,247
Liabilities
Current	6	23	647	8	11	32	–
Loans and financings – Current	3	9	11	–	7	14	–
Non-current	10	16	3,397	–	33	91	–
Loans and financings – Non-Current	10	13	410	–	33	82	–
Equity	39	84	4,572	100	63	278	1,247
Total liabilities	55	123	8,616	108	107	401	1,247
Statement of income
Net sales revenue	14	70	1,635	50	29	71	–
Cost of sales	(1)	(72)	(362)	(29)	(12)	(29)	–
Depreciation and amortization	–	–	–	(3)	(3)	(10)	–
Gross profit (loss)	13	(2)	1,273	21	17	42	–
General and administrative expenses	–	(16)	(144)	–	–	(4)	(3)
Finance income	1	–	63	1	–	2	1
Finance expenses	(3)	(3)	(274)	–	(4)	(11)	(1)
Operational profit (loss)	11	(21)	918	22	13	29	(3)
Share of (loss) profit, net, of subsidiaries and joint ventures	–	–	301	–	–	–	97
Income tax and social contribution tax	(1)	–	(147)	(2)	(1)	(3)	–
Net income (loss) for the year	10	(21)	1,072	20	12	26	94
Comprehensive income (loss) for the year	10	(21)	1,072	20	12	26	94

2018	Amazônia Energia	Madeira Energia	Baguari Energia	Renova	Aliança Geração
Assets
Current	–	618	44	1,738	791
Cash and cash equivalents	–	69	8	15	381
Non-current	1,360	22,453	201	891	2,440
Total assets	1,360	23,071	245	2,629	3,231
Liabilities
Current	1	1,281	7	2,195	564
Loans and financings – Current	–	53	–	349	168
Non-current	–	17,134	5	510	809
Loans and financings – Non-Current	–	10,220	–	64	348
Equity	1,359	4,656	233	(76)	1,858
Total liabilities	1,360	23,071	245	2,629	3,231
Statement of income
Net sales revenue	–	3,006	74	710	984
Cost of sales	–	(2,689)	(31)	(834)	(599)
Depreciation and amortization	–	(887)	(9)	(10)	(153)
Gross profit (loss)	–	317	43	(124)	385
General and administrative expenses	(1)	(195)	–	(458)	(31)
Finance income	2	128	3	3	33
Finance expenses	(2)	(1,881)	(1)	(320)	(89)
Operational profit (loss)	(1)	(1,631)	45	(899)	298
Share of (loss) profit, net, of subsidiaries and joint ventures	105	–	–	49	–
Income tax and social contribution tax	(1)	(112)	(4)	(6)	(100)
Net income (loss) for the year	103	(1,743)	41	(856)	198
Comprehensive income (loss) for the year	103	(1,743)	41	(856)	198

2017	Centroeste	RME	Light	Taesa	Axxiom	Aliança Norte	Itaocara	Lightger	Amazônia Energia	Aliança Geração
Assets
Current	56	2	4,137	1,947	46	1	5	51	–	706
Cash and cash equivalents	17	1	270	57	3	–	5	1	–	540
Non-current	1	451	10,807	6,108	11	1,065	11	142	1,163	2,593
Total assets	57	453	14,944	8,055	57	1,066	16	193	1,163	3,299
Liabilities
Current	4	–	5,493	645	29	–	1	31	–	511
Suppliers	–	–	–	–	1	–	1	20	–	–
Loans and financings – Current	3	–	1,395	9	5	–	–	–	–	98
Non-current	13	–	6,019	3,062	4	–	7	79	–	930
Equity	40	453	3,432	4,348	24	1,066	8	83	1,163	1,858
Total liabilities	57	453	14,944	8,055	57	1,066	16	193	1,163	3,299
Statement of income
Net sales revenue	15	–	11,315	1,077	43	–	–	42	–	930
Cost of sales	(4)	–	(8,869)	(198)	(55)	–	(4)	(28)	–	(560)
Depreciation and amortization	(1)	–	(493)	(1)	(2)	–	–	(11)	–	(123)
Gross profit (loss)	11	–	2,446	879	(12)	–	(4)	14	–	370
General and administrative expenses	–	(1)	(1,071)	(122)	(7)	(1)	–	(2)	(1)	4
Finance income	2	16	100	70	1	–	–	4	2	28
Finance expenses	(2)	–	(977)	(292)	(1)	–	–	(9)	–	(73)
Operational profit (loss)	11	15	498	535	(19)	(1)	(4)	7	1	329
Share of (loss) profit, net, of subsidiaries and joint ventures	–	–	(199)	168	–	–	–	–	–	–
Income tax and social contribution tax	(1)	–	(175)	(55)	6	–	–	(3)	–	(114)
Net income (loss) for the year	10	15	124	648	(13)	(1)	(4)	4	1	215
Comprehensive income (loss) for the year	10	15	124	648	(13)	(1)	(4)	4	1	215

2017	Hidrelétrica Cachoeirão	Baguari Energia	Guanhães Energia	Madeira Energia	Hidrelétrica Pipoca	Retiro Baixo	Renova	Central Eólica de Parajuru	Central Eólica de Morgado	Central Eólica Volta do Rio
Assets
Current	51	29	8	557	15	23	144	41	11	16
Cash and cash equivalents	46	5	4	55	6	14	25	35	7	5
Non-current	87	209	223	23,593	95	366	2,786	121	136	233
Total assets	138	238	231	24,150	110	389	2,930	162	147	249
Liabilities
Current	10	18	25	2,030	18	27	1,751	26	90	126
Suppliers	1	10	12	203	6	3	259	1	2	1
Non-current	10	6	155	16,793	39	104	399	47	3	7
Equity	118	214	51	5,327	53	258	780	89	54	116
Total liabilities	138	238	231	24,150	110	389	2,930	162	147	249
Statement of income
Net sales revenue	39	64	–	2,971	29	67	734	21	14	22
Cost of sales	(17)	(37)	–	(1,858)	(18)	(34)	(677)	(16)	(17)	(28)
Depreciation and amortization	(4)	(9)	–	(838)	(3)	(10)	(10)	(10)	(10)	(17)
Gross profit (loss)	22	27	–	1,113	11	33	57	5	(3)	(6)
General and administrative expenses	–	–	(10)	(817)	(1)	–	(942)	(2)	(1)	(3)
Provision for loss	–	–	–	–	–	–	–	–	–	–
Financial income	4	6	1	115	2	3	12	3	2	3
Finance expenses	(2)	–	(16)	(1,551)	(5)	(11)	(470)	(6)	(8)	(12)
Operational profit (loss)	24	33	(25)	(1,140)	7	25	(1,343)	–	(10)	(18)
Share of (loss) profit, net, of subsidiaries and joint ventures	–	–	–	–	–	–	96	–	–	–
Income tax and social contribution tax	(3)	(11)	–	49	(2)	(3)	107	–	(1)	(3)
Net income (loss) for the year	21	22	(25)	(1,091)	5	22	(1,140)	–	(11)	(21)
Comprehensive income (loss) for the year	21	22	(25)	(1,091)	5	22	(1,140)	–	(11)	(21)

Madeira Energia S.A. (‘MESA’) and FIP Melbourne

MESA is the parent company of Santo Antônio Energia S.A (‘SAESA’), whose objects are operation and maintenance of the Santo Antônio Hydroelectric Plant and its transmission system, on the Madeira River. MESA’s shareholders include Furnas, Odebrecht Energia, SAAG and the Company.

On December 31, 2019 MESA reported a loss of R$951 (R$1,743 on 2018) and current liabilities in excess of current assets by R$427 (R$663 on 2018). Hydroelectric plants project finances structurally present negative net working capital in the first years of operation, because they are built using high levels of financial leverage. On the other hand, they have firm long term contracts for energy supply as support and guarantee of payment of their debts. To balance the situation of negative working capital, in addition to its long-term sale contracts that ensure regularity in its operational cash flow, MESA benefits from its debt reprofiling, that adjusted its debt repayments flow to its cash generation capacity, so that the investee does not depend on additional investment from the shareholders.

Arbitration proceedings

In 2014, Cemig GT and SAAG Investimentos S.A. (SAAG), a vehicle through which Cemig GT holds an indirect equity interest in MESA, opened arbitration proceedings, in the Market Arbitration Chamber, challenging the following: (a) the approved increase in the capital of MESA of approximately R$ 678 partially to be allocated to payment of the claims by the Santo Antonio Construction Consortium (‘CCSA’), based on absence of quantification of the amounts supposedly owed, and absence of prior approval by the Board of Directors, as required by the bylaws and Shareholders’ Agreement of MESA; and also on the existence of credits owed to MESA by CCSA, for an amount greater than the claims; and (b) against the adjustment for impairment carried out by the Executive Board of MESA, in the amount of R$ 678, relating to certain credits owed to Mesa by CCSA, on the grounds that those credits are owed in their totality by express provision of contract.

The arbitration judgment recognized the right of Cemig GT and SAAG in full, and ordered the annulment of the acts being impugned. As a consequence of this decision, MESA reversed the impairment, and posted a provision for receivables in the amount of R$ 678 in its financial statements as of December 31, 2017.

To resolve the question of the liability of the CCSA consortium to reimburse the costs of re-establishment of the collateral and use of the contractual limiting factor, the affiliated company opened arbitration proceedings with the International Chamber of Commerce (ICC) against CCSA, which are in progress. This process is confidential under the Arbitration Regulations of the ICC.

Cemig GT and SAAG Investimentos S.A. applied to the judiciary for provisional remedy prior to the arbitration proceeding, to suspend the effects of the capital increase approved by an Extraordinary General Meeting of Shareholders of Mesa held on August 28, 2018. This process is confidential under the Arbitration Regulations of the Market Arbitration Chamber.

Renova Energia S.A. - court-supervised reorganization (‘Renova’)

On December 31, 2019, the jointly-controlled investee Renova, reported a consolidated loss of R$1,014 (R$856 on 2018 and R$ 1,139 on 2017), accumulated losses of R$ 4,010 (R$3,051  on 2018), current liabilities in excess of current assets by R$ 2,907 (R$ 458 on 2018), an equity deficit of R$1,091 (R$76 on 2018) and negative gross margin and needs to obtain capital to comply with its commitments, including those for construction of wind and solar power plants.

These events or conditions indicate the existence of relevant uncertainty that may raise significant doubt about its ability to continue as a going concern as of December 31, 2019.

However, in view of the investee’s equity deficit, the Company reduced the carrying value of its equity interests in Renova, at December 31, 2018, to zero and no further losses have been recognized, considering the non-existence of any legal or constructive obligations to the investee.

Additionally, considering the worsening of Renova’s financial conditions and a potencial  application for court-supervised reorganization, the Company recorded, since June 30, 2019, an impairment of the receivables with the jointly-controlled entity in the amount of R$ 688 on December 31, 2019.

Change in control of Renova

On October 15, 2019, Light sold, for R$1.00, the totality of its shares held in the jointly-controlled entity Renova, equivalent in total to 17.17% of  the share capital of investee, to CG I Fundo de Investimento em Participações Multiestratégia. Additionally, Lightcom Comercializadora de Energia S.A. signed an Assignment Agreement through which it assigned all the credits held against Renova to CG I. With the expiry of the period specified in the Shareholders’ Agreement of Renova, the Company did not exercise its right of first refusal nor its right of joint sale, and thus there has been no change in its direct equity interest in Renova.

Application by Renova for court-supervised reorganization

On October 16, 2019, the second State of São Paulo Bankruptcy and I Court-Supervised Reorganization Court granted court-supervised reorganization petition applied by Renova, and by the other companies of the group (‘the Renova Group’), and determined, among other measures, the following: (i) Appointment of an independent company to act as judicial administrator.; (ii) Suspension of actions and executions against the companies of the Renova Group for 180 days, under Article 6 of Law 11,101/2005; (iii) Presentation of accounts by the 30th of each month, while the court-supervised reorganization proceedings continue, on penalty of the controlling shareholders of the companies of the Renova Group being removed, and replaced by administrator, under Article 52, IV, of Law 11,101/2005; (iv) Waiver to present tax debt clearance certificates so that the companies of the Renova Group can carry on with their activities; and (v) Order to publish a list of creditors, with 15 day term for presentation of qualifications and/or divergences of credits in relation to the court-supervised reorganization.

On December 17, 2019, Renova filed its court-supervised reorganization plan, which has to be approved by the General Meeting of Creditors according with the terms and conditions established by Law 11,101/2005. The jointly-controlled entity is in the process of discussing such plan and until the present date has not measured the possible effects on its accounting balances.

In this context, Renova signed with the Company Debtor in Possession (DIP) loan agreements in the total amount of R$37, comprising R$17 in 2019 and R$20 on January 28, 2020. The funds of these loans, made under specific rules of court-supervised reorganization proceedings, are necessary to support the expenses of maintaining the activities of Renova, and were authorized by the second State of São Paulo Bankruptcy and Court-supervised Reorganization Court. They are guaranteed by a fiduciary assignment of shares in a company owning assets of a wind power project owned by Renova, and they also have priority of receipt in the court-supervised reorganization process. Additionally, Company made an Advance for Future Capital Increase to Renova, of R$5, on October 25, 2019. On May 2,2020, the State of Sao Paulo Bankruptcy and Court-supervised Reorganization Court issued a decision ordering that the DIP loan, in the total amount of R$37 million, with asset guarantee, already constituted and registered, would be subscribed as a capital increase in Renova, Company has filed a Motion for clarification and based on the opinion of its legal advisors , has classified the chance of loss in the action as ‘possible and limited to the total amount of the DIP loan.

On March 20, 2020, the Board of Directors of Renova approved acceptance of a binding offer made by  ARC Capital Ltda. (‘ARC’), jointly with G5 Administradora de Recursos Ltda. (‘G5’), and XP Vista Asset Management Ltda. (‘XP’)  for financing to conclude the works of Phase A of the Alto Sertão III Wind Farm Complex, and to fund the current operational expenses of Renova.  The offer is in the phase of diligence, and still pending conclusion.

Considering the non-existence of any legal or constructive obligations to the investee, the Company has concluded that the granted of court-supervised reorganization filed by Renova does not have any additional impact in its financial statements.

Amazônia Energia S.A. and Aliança Norte Energia S.A.

Amazônia Energia and Aliança Norte are shareholders of Norte Energia S.A. (‘NESA’), which holds the concession to operate the Belo Monte Hydroelectric Plant. Through the jointly-controlled entities referred to above, Cemig GT owns an indirect equity interest in NESA of 11.69%.

On December 31, 2019 NESA presents negative net working capital of R$ 3,309, and will spend further amounts on projects specified in its concession contract, even after conclusion of the construction and full operation of the Belo Monte Hydroelectric Plant. According to the estimates and projections, the negative net working capital, and the future demands for investments in the hydroelectric plant, will be supported by revenues from future operations and/or raising of bank loans.

On September, 2015, NESA was awarded a preliminary injunction ordering the regulator to ‘abstain, until hearing of the application for an injunction made in the original case, from applying to Appellant any penalties or sanctions in relation to the Belo Monte Hydroelectric Plant not starting operations on the date established in the original timetable for the project, including those specified in an the regulator (Aneel) Normative Resolution 595/2013 and in the Concession Contract for the Belo Monte Hydroelectric Plant’. The legal advisors of NESA have classified the probability of loss as ‘possible’ and estimated the potential loss on December 31, 2019  to approximately  R$ 1,962 (R$1,643 on December 31, 2018).

d)  Business combination - Centroeste

On January 13, 2020, Centroeste became a wholly own subsidiary of the Company through the acquisition of the remaining equity interest of 49% held by Eletrobras. The acquisition is the result of exercise of the right of first refusal for acquisition of the shareholding offered by Eletrobras Auction 01/2018, Lot P, held on September 27, 2018, and confirmed on January 15, 2019.

Centroeste operates in construction, operation and maintenance of the transmission facilities of the Furnas-Pimenta transmission line – part of the national grid.

The cash consideration paid amounted to R$45, which was the price in the Tender Announcement, adjusted by the accumulated variation of the Selic rate up to the date of conclusion of the transaction and adjusted by the dividends and/or interest on equity paid or declared by Centroeste in favor of Eletrobras in the period.

Prior to the acquisition above and as of on December 31, 2019 the Company held a 51% share of the investee, and did not control the entity according to its shareholders agreement, therefore, the investment in Centroeste was accounted for under the equity method.

Based on the provisions of IFRS 3 – Business combinations, the Company remeasured the previously held interest  at fair value on the date control was obtained, and any difference between the fair value and the carrying value of the investment will be recognized in the statement of income in 2020, as follows:

Centroeste
Fair value on the acquisition date	120
Equity interest held by the Company before the acquisition of control	51%
Previously held interest, valued at fair value on the date control was obtained	61
Carrying value of the investment	(24)
Gain on remeasurement of previously held equity interest in subsidiaries acquired to be recognized in 2020	37

The remeasurement of the previously held interest based on the preliminary fair value of the net assets acquired is as follows:

Centroeste
Cash consideration paid for 49% of the equity of Centroeste	45
Previously held interest, valued at fair value on the acquisition date – 51%	61
Bargain purchase	14
Total	120

The preliminary fair value of the assets and liabilities acquired at the acquisition date, is as follows:

Assets	Fair value on the transaction date	Liabilities	Fair value on the transaction date
Current	29	Current	6
Cash and cash equivalents	27	Loans and financings	3
Other current assets	2	Interest on equity and dividends payable	2
Non-current	108	Other current liabilities	1
Contract assets and Right to exploitation of the regulated activity	108	Non-current	11
		Loans and financings	8
		Provisions	3
		Fair value of net identifiable assets	120

The abovementioned effects will be recorded in 2020 in the transmission operating segment.

e)  Risks related to compliance with law and regulations

Jointly controlled entities and affiliates:

Norte Energia S.A. (‘NESA’) - through Amazônia Energia and Aliança Norte

Investigations and other legal measures are in progress since 2015, conducted by the Federal Public Attorneys’ Office, which involve other shareholders of NESA and certain executives of those other shareholders. In this context, the Federal Public Attorneys have started investigations on irregularities involving contractors and suppliers of NESA and of its other shareholders, which are still in progress. At present, it is not possible to determine the outcome of these investigations, and their possible consequences. These might at some time in the future affect the investee. In addition, based on the results of the independent internal investigation conducted by NESA and its other shareholders, an infrastructure write-down of R$ 183 was already recorded at NESA, and reflected in the Company’s consolidated financial statements through the equity pick effect in 2015.

On March 9, 2018 ‘Operação Fortuna’ started, as a 49th phase of ‘Operation Lava Jato’ (‘Operation Carwash’). According to what has been disclosed by the media this operation investigates payment of bribes by the construction consortium of the Belo Monte power plant, comprising the companies Camargo Corrêa, Andrade Gutierrez, Odebrecht, OAS and J. Malucelli. Management of NESA believes that so far there are no new facts that have been disclosed by the 49th phase of ‘Operation Carwash’ that require additional procedures and internal independent investigation in addition to those already carried out.

The Company’s management, based on its knowledge of the matters described above and on the independent procedure carried out, believes that the conclusions presented in the report of the independent investigation are adequate and appropriate. As a result, no adjustment has been made on its financial statements. The effects of any future changes in the existing scenario will be reflected appropriately in the Company’s financial statements.

Madeira Energia S.A. (‘MESA’)

Investigations and other legal measures are in progress since 2015, conducted by the Federal Public Attorneys’ Office, which involve other indirect shareholders of MESA and certain executives of those other indirect shareholders. In this context, the Federal Public Attorneys have started investigations searching for irregularities involving contractors and suppliers of MESA and of its other shareholders. In response to allegations of possible illegal activities, the investee and its other shareholders started an independent internal investigation.

The independent internal investigation, concluded in February 2019, in the absence of any future developments such as any leniency agreements by third parties that may come to be signed or collaboration undertakings that may be signed by third parties with the Brazilian authorities, found no objective evidence enabling it to be affirmed that there were any supposed undue payments by MESA (SAESA) that should be considered for possible accounting write-off, pass-through or increase of costs to compensate undue advantages and/or linking of MESA with the acts of its suppliers, in the terms of the witness accusations and/or cooperation statements that have been made public.

The Company’s management, based on its knowledge of the matters described above and on the independent procedures carried out, believes that the conclusions presented in the report of the independent investigation are adequate and appropriate. As a result, no adjustment has been made on its financial statements. The effects of any future changes in the existing scenario will be reflected appropriately in the Company’s financial statements.

Renova Energia S.A. (‘Renova’)

Since 2017 Renova is part of a formal investigation by the Civil Police of Minas Gerais State and other public authorities related to certain capital injections made by some of its controlling shareholders, including the Company and capital injections made by Renova in certain projects under development in previous years.

On April 11, 2019, the Brazilian Federal Police commenced the ‘Operation E o Vento Levou’ as part of the Lava Jato Investigation, and executed a search and seizure warrant issued by a Federal Court of São Paulo at Renova’s head office in São Paulo, based on allegations and indications of misappropriation of funds harmful to the interests of Cemig. Based on the allegations being investigated, these events are alleged to have taken place before 2015. On July 25, 2019 the second phase of such investigation initiated.

The ‘Operation E o Vento Levou’ and the police investigation of the Minas Gerais State Civil Police have not yet been concluded. Thus, there is a possibility that material information may be revealed in the future. If a criminal action is filed against agents who could have damaged Renova, Renova intends to act as auxiliary to the prosecution in any criminal proceedings, and subsequently sue for civil reparation of the damages suffered.

In 2019 the tax authority had issued  infraction notices against Renova, questioning the calculation of income tax and social contribution tax, and payment of withholding income, relating to contracts of services which allegedly did not have the due consideration, in the estimated amount of R$89. Based on the opinion of its legal advisors, Renova provided for this amount as contingency on its financial statements.

Due to these third party investigations, the governance bodies of Renova have requested opening of an internal investigation, conducted by an independent company with the support of an external law firm, the scope of which comprises assessment of the existence of irregularities, including noncompliance with: the Brazilian legislation related to acts of corruption and money laundering; Renova’s Code of Ethics; and its integrity policies. Additionally, a Monitoring Committee was established in Renova which, jointly with the Audit Committee, accompanied this investigation. The internal investigation was concluded on February 20, 2020, and no concrete evidences of acts of corruption or diversion of funds to political campaigns were identified.

However, the independent investigators identified irregularities in the conducting of business and agreement of contracts by Renova, including: (i) payments without evidence of the consideration of services, in the total amount of approximately R$ 40; (ii) payments not in accordance with the company’s internal policies and best governance practices, in the total amount of approximately R$ 137; and (iii) deficiencies in the internal controls of the investee.

As a result of the analysis of the above mentioned values, Renova concluded that R$35 relates to effective assets and therefore no impairment is necessary. The remaining amount of R$142 was already impaired in previous years, producing no impact on the consolidated financial statements for the year ended December 31, 2019.

In response to the irregularities found, and based on the recommendations of the Monitoring Committee and legal advisers, the Board of Directors of Renova decided to take all the steps necessary to preserve the rights of the investee, continue with the measures to obtain reimbursement of the losses caused, and strengthen the company’s internal controls.

Since the investment at Renova is fully impaired at December 31, 2019, and since no contractual or constructive obligations in relation to the investee have been assumed by the Company, it is not expected that effects resulting from the court-supervised reorganization process, or the investigations, or the operational activities of this investee can significantly impact the Company’s financial statements, even if eventually not yet recorded by Renova.

Other investigations

In addition to the cases above, there are investigations being conducted by the Public Attorneys’ Office of the State of Minas Gerais (‘MPMG’) and by the Civil Police of the State of Minas Gerais (‘PCMG’), which aim to investigate possible irregularities in the investments made by the Company in Guanhães Energia and also in MESA. Additionally, on April 11, 2019 agents of the Brazilian Federal Police were in the Company’s head office in Belo Horizonte to execute a search and seizure warrant issued by a São Paulo Federal Court in connection with the ‘Operation E o Vento Levou’, as described above.

These proceedings are being investigated through reviewing documents demanded by the respective authorities, and by hearing of witnesses.

Internal procedures for risks related to compliance with law and regulations

Taking into account the investigations that are being conducted at the Company and at certain investees, as described above, the governance bodies of the Company have authorized contracting a specialized company to analyze the internal procedures related to these investments, as well as the factors that led the Company to be assessed by federal tax authority for not paying withholding income tax in the acquisition of Light’s interest from Enlighted (see Note 27). This independent investigation was subject to oversight of an independent investigation committee whose creation was approved by our Board of Directors.

The Company’s internal investigation was completed and the corresponding report was issued on May 8, 2020. Considering the results of the internal investigations, no objective evidence was identified to affirm that there were illegal acts on the investments made by Company that were subject to the investigation, therefore, there was no impact in the consolidated financial statements as of December 31, 2019.

In the second semester of 2019, Company signed tooling agreements with the Securities and Exchange Commission (SEC) and US Department of Justice (DOJ). Cemig has complied with the requests and intends to continue contributing to the SEC and the DOJ.

The Company will evaluate any changes in the future scenario and eventual impacts that could affect the financial statements, when appropriate. The Company will collaborate with the relevant authorities and their analysis related to the investigations in progress.